Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following at December 31:

	2024	2023
Accounts receivable	$13,460,734	$7,916,288
Less: allowance for expected credit loss	(5,740,368)	-
Accounts receivable, net	$7,720,366	$7,916,288

The movement of the allowance for expected credit loss were as follows:

	2024	2023
Balance at the beginning of the year	$-	$-
Provision for expected credit loss	5,740,368	-
Balance at the end of the year	$5,740,368	$-